Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Transactions Between Related Parties [Line Items]
Summary of Executive Team and Director Compensation

The Group’s Executive Team and Director compensation was as follows:

	2023	2022	2021
Short-term employee benefits – Salaries and wages	2,177	1,767	1,900
Long-term employee benefits – Share-based payment	6,822	3,351	7,590
	8,999	5,118	9,490

Summary of Transaction with Other Related Parties

The following transactions occurred with related parties:

	2023	2022	2021
Transactions with merchants – Revenues	1,494	1,158	2,030
Transactions with preferred suppliers (Collection entities) – Costs	(53)	(621)	(561)
Transactions with other related parties – Financial expenses (item (a))	81,024	—	—

Summary of Outstanding Balances from Transactions with Related Parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2023	2022
Balances with merchants – trade receivables	406	428
Balances with merchants – trade payables	—	(482)
Balances with preferred suppliers (Collection entities) – trade payables	(19)	(1,258)
Balances with preferred suppliers (Collection entities) – trade receivables	—	552